Investment Strategy	Jan. 28, 2026
Poplar Forest Partners Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Partners Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”). The Fund generally focuses on 25 to 35 companies with (i) an investment grade debt rating, (ii) a history of paying common stock dividends, and (iii) a market capitalization among the top 1,000 companies in the United States.
The Partners Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.
The Adviser evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to the following factors:
1.expected future profits;
2.expected sustainable revenue and/or asset growth;
3.expected cash investment needed to support expected growth;
4.normalized earnings and free cash flow after considering Items 1 through 3 above; and
5.valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.
The Partners Fund may also invest up to 25% of its net assets in government and corporate debt securities of any maturity. Of this 25%, no more than 10% of the Fund’s net assets will be invested in investment grade corporate debt and no more than 5% of the Fund’s net assets will be invested in non-investment grade (i.e., “junk” bonds) corporate debt. The Fund also may invest up to 20% of its net assets in foreign equity securities. Additionally, up to 10% of the Fund’s net assets may be invested in a combination of convertible securities, options on stocks, warrants and rights and other non-money market fund investment companies.
Strategy Portfolio Concentration [Text]	The Partners Fund may also invest up to 25% of its net assets in government and corporate debt securities of any maturity. Of this 25%, no more than 10% of the Fund’s net assets will be invested in investment grade corporate debt and no more than 5% of the Fund’s net assets will be invested in non-investment grade (i.e., “junk” bonds) corporate debt. The Fund also may invest up to 20% of its net assets in foreign equity securities. Additionally, up to 10% of the Fund’s net assets may be invested in a combination of convertible securities, options on stocks, warrants and rights and other non-money market fund investment companies.
Poplar Forest Cornerstone Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Cornerstone Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by building a balanced portfolio of debt and equity securities that aims to generate returns that exceed the Consumer Price Index by 3% per year while preserving capital. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”).
Equity securities in which the Fund may invest include, but are not limited to, common stocks, foreign equity securities, convertible securities, and options on stocks, warrants, rights, and/or other investment companies, including mutual funds and exchange-traded funds (“ETFs”). Equity securities will generally be selected based on qualitative analysis with individual positions no larger than 4% of net assets at time of purchase. The Fund may invest in medium-sized companies, which the Adviser defines by reference to those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $4.6 billion to approximately $100.2 billion as of June 27, 2025, the date of the last reconstitution of the Russell Midcap® Index) at the time of purchase. Dividend paying companies with investment grade credit ratings will be the primary focus of the Fund’s equity investments. Weightings between equity and fixed income securities will be tactically allocated based on prospective return potential and risk factors although equity exposure will not generally exceed 80% of net assets.
Fixed income securities in which the Fund may invest include, but are not limited to, those of domestic governments, government agencies, inflation-protected securities, asset-backed securities, other investment companies, including mutual funds and ETFs, exchange-traded notes (“ETNs”), convertible securities, floating rate securities, mortgage-backed securities, municipalities and companies across a wide range of industries, and may be of any maturity and duration and include those that are rated below investment grade (i.e., “junk bonds”).
The Cornerstone Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.
The Adviser evaluates investment opportunities using bottom-up, fundamental analysis, paying particular attention to a company’s:
1.expected future profits;
2.expected sustainable revenue and/or asset growth;
3.expected cash investment needed to support expected growth;
4.normalized earnings and free cash flow after considering Items 1 through 3 above; and
5.valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.
Strategy Portfolio Concentration [Text]	Equity securities will generally be selected based on qualitative analysis with individual positions no larger than 4% of net assets at time of purchase.